DESCRIPTION OF PLAN (Additional Information) (Details) - EBP 002 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Loans Portfolio	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, participant maximum contribution percentage	85.00%
Employee benefit plan, participant minimum contribution percentage	1.00%
Employee benefit plan, participant annual contribution increase percentage	1.00%
Employee benefit plan, percentage of employee compensation matched	3.00%
Employee benefit plan, participant automatic contribution rate	6.00%
Employee benefit plan, participants minimum borrowing amount	$ 1,000
Employee benefit plan, participants maximum borrowing amount	$ 50,000
Employee benefit plan, participants maximum borrowing percentage of vested balance	50.00%
Employee benefit plan, loan rate in addition to prime rate	1.00%
Employee benefit plan, maximum number of loans | Loans	2
Employee benefit plan, number of loans | Loans	244
Employee benefit plan investment portfolio | Portfolio	35
Employee benefit plan, stock fund cash and cash equivalent percentage	3.00%	4.00%
Employee benefit plan, stock fund common stock percentage	97.00%	96.00%
EBP In-Kind Distributions	$ 15,790
Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, participant maximum contribution percentage	85.00%
Employee benefit plan, participants loan terms	5 years
Employee benefit plan loan maturity date	2039
Employee Benefit Plan, Percentage of Participant Loans	9.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, participants loan terms	1 year
Employee benefit plan loan maturity date	2026
Employee Benefit Plan, Percentage of Participant Loans	4.25%
United Steel Workers [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, company contribution percentage	4.00%
United Steel Workers [Member] | Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, percentage of employee compensation matched	6.00%
Primary Residence [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, participants loan terms	15 years
Utility Workers Union of America [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, company contribution percentage	4.00%
Utility Workers Union of America [Member] | Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, percentage of employee compensation matched	6.00%
International Brotherhood of Electrical Workers [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, company contribution percentage	4.00%
International Brotherhood of Electrical Workers [Member] | Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, percentage of employee compensation matched	6.00%
UWUA [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, company contribution percentage	4.00%
UWUA [Member] | Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, percentage of employee compensation matched	6.00%
LIUNA [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, company contribution percentage	4.00%
Employee contribution matching percentage	100.00%
LIUNA [Member] | Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, percentage of employee compensation matched	6.00%
Non Union Employees [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, company contribution percentage	4.00%
Employee contribution matching percentage	100.00%
Non Union Employees [Member] | Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, percentage of employee compensation matched	6.00%